Basic and diluted earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2017
Basic and diluted earnings (loss) per share
Schedule of basic and diluted earnings (loss) per share

	Year ended December 31
	2017	2016	2015
Net income (loss) attributable to Vale’s stockholders:
Net income (loss) from continuing operations	6,313	5,211	(11,929)
Loss from discontinued operations	(806)	(1,229)	(200)

Net income (loss)	5,507	3,982	(12,129)

Thousands of shares (restated)
Weighted average number of shares outstanding — common shares	5,197,432	5,197,432	5,197,432

Basic and diluted earnings (loss) per share from continuing operations (restated):
Common share (US$)	1.21	1.00	(2.30)
Basic and diluted loss per share from discontinued operations (restated):
Common share (US$)	(0.16)	(0.23)	(0.03)
Basic and diluted earnings (loss) per share (restated):
Common share (US$)	1.05	0.77	(2.33)